Cover Page	Oct. 28, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 28, 2026
Entity Registrant Name	PILGRIMS PRIDE CORP
Entity Central Index Key	0000802481
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	1-9273
Entity Tax Identification Number	75-1285071
Entity Address, Address Line One	1770 Promontory Circle
Entity Address, City or Town	Greeley
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80634-9038
City Area Code	970
Local Phone Number	506-8000
Title of 12(b) Security	Common Stock, Par Value $0.01
Trading Symbol	PPC
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false